PLAN OF MERGER (Details) - New Dragonfly - Equity Facility Letter Agreement - Equity Facility Investor $ in Thousands	May 15, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum aggregate purchase price	$ 150,000,000
Term	36 months